CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2019
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 14 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no such significant customer for the fiscal year ended September 30, 2019. The Company sold a substantial portion of products to one customer (21.1%) in 2018 and as of September 30, 2018, the amount due from this customer included in accounts receivable was $9,507,491. The loss of the significant customer or the failure to attract the new customers could have a material adverse effect on our business, results of operations and financial condition for the Company.

For the year ended September 30, 2019, two suppliers accounted for 58.25% and 17.53% of the Company's total raw material purchase, respectively. As of September 30, 2019, the net amount due to the vendors (accounts payable - advance to vendors) was -$4,256,984, where negative number means net advance paid to the vendors. The Company purchased a substantial portion of materials from two third-party vendors  (62.4%) in 2018. As of September 30, 2018, the net amount due to the vendors (accounts payable - advance to vendors) was -$5,787,900, where negative number means net advance paid to the vendors. The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.